As filed with the Securities and Exchange Commission on September 17, 2015
File No. 033-56790
811-07426
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.	/ /
POST-EFFECTIVE AMENDMENT NO. 33	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 422	/X/

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE

(Exact Name of Registrant)

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/ /	on , 2015 pursuant to paragraph (b) of Rule 485
/X/	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 33, by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 033-56790), as filed on April 22, 2015. This Post-Effective Amendment No. 33 does not supersede Post-Effective Amendment No. 32 filed on April 22, 2015 .

A Supplement to the Prospectus, dated [November ___], 2015 is included in Part A of this Post-Effective Amendment.

Supplement Dated [November ___], 2015 to your Prospectus dated May 1, 2015
This supplement describes an option to defer your Annuity Commencement Date. We refer to this option as the Annuity Commencement Date Deferral Option (“Deferral Option”). This option may only be elected once.

The following section is added immediately prior to the section titled Annuity Payouts:

Annuity Commencement Date Deferral Option (“Deferral Option”)

Who is eligible to participate in the Deferral Option?

We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You own one or more of the following series of contracts[1] issued by Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company:
The Director Series V            Putnam Hartford Capital Manager IV
The Director Series VI        Putnam Hartford Capital Manager V
The BB&T Director I            Select Dimensions I
AmSouth VA I                Hartford Pathmaker
The Director Select I            Nations I
The Director Choice I

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by The Hartford;

•
We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

•
We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary;

•	The Contract is not owned by a Charitable Remainder Trust; and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.

If, on the Rider Effective Date, you are no longer eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
1 For purposes of this Supplement, we use the word "Contract" to mean a contract or certificate, as applicable.

This supplement to your prospectus is being provided to all Contract Owners at this time, but does not signify approval of the Deferral Option rider by any state and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.

If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date (the “Rider Effective Date”). On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday;

•
The Death Benefit described in your Contract and any optional Death Benefit will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. If any optional Death Benefit is terminated based on your election to defer your Annuity Commencement Date the charge for the optional Death Benefit will no longer be assessed;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

•
There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the Rider Effective Date will be automatically moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less. If you do not provide Dollar Cost Averaging destination funds or if the instructions are not In Good Order on the Rider Effective Date, the default destination fund will be the money market fund for your Contract (see Schedule I). If you do not choose a specific duration, we will transfer any amount over 20% in a one-month Dollar Cost Averaging Program. Any existing restriction on maximum amount transferrable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the Rider Effective Date. You may transfer amounts from existing Funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer. No more than 20% of any subsequent Premium Payments may be allocated to the Fixed Accumulation Feature;

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If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the Rider Effective Date; and

•	The default annuitization option for qualified Contracts is the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months.

The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.

We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.

Please carefully review the Tax Considerations section of the prospectus for additional information.

This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option. We urge you to discuss the Deferral Option with your financial adviser to help you determine if the Deferral Option is right for you. We are making the Deferral Option available to you because part of our long-term strategy is to pursue initiatives such as the Deferral Option to reduce the liabilities associated with our variable annuity business.

Other Considerations

•
We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your financial adviser and/or tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

•
It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract.  Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser.  In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

•	It is possible that the selection of an Annuity Commencement Date at certain advanced ages could have tax consequences; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

•
Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

•	In your evaluation of the Deferral Option, you should consult with your financial adviser and/or tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

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If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Annuity Commencement Date further.

EXAMPLE:

This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.

This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.

This example assumes that on the Annuity Commencement Date:

The annuitant is age 90.
Your Contract Value is $250,000.
Your investment in your Contract is $175,000.
Your Contract is non-qualified.

Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:

To calculate the total and taxable amounts, this example assumes:

You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.2
Your annual payment is equal to $29,637.
Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:

This example assumes:

Your Contract has a 4% annual growth, compounded annually, for the next ten years.

Based on this assumption, your Contract Value at age 100 is $370,061.

If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ration will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.3
The following definition is added in alphabetical order to the Definitions section:

Deferred Annuity Commencement Date - The Annuitant’s 100th birthday.

The definition of Fixed Accumulation Feature is deleted and replaced with the following:
2 The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts.

3 To make a direct comparison to the total and taxable amounts received through annuitization at your original Annuity Commencement Date (age 90), you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100.

Fixed Accumulation Feature - Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.”

The following language is added (i) as the last paragraph in the sub-section Will Hartford pay a Death Benefit? in the Highlights section, (ii) as the last paragraph in the sub-section titled What is the Death Benefit and how is it calculated? in the Death Benefit sub-section of the The Contract section and (iii) as the last paragraph in the sub-section titled Death Benefit in Appendix V:

If you elect the Deferral Option, then on and after the Rider Effective Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.

The following language is added to (i) Optional Death Benefit Rider Charge in the sub-section titled What charges will I pay on an annual basis? in the Highlights section and (ii) as the second paragraph the sub-section Optional Death Benefit Charge of the sub-section Charges against the Funds in The Contract section:
If you elect the Deferral Option, then upon the Rider Effective Date, the Optional Death Benefit rider is terminated and the rider charge will no longer be assessed.

The following language is added after the second paragraph in the section titled What Annuity Payout Options are Available? in the Highlights section and (ii) in the Annuity Payouts section immediately before Proof of Survival section:

•
On or about [February 1], 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.

•
If you defer your Annuity Commencement Date, the Life Annuity with 120, 180, or 240 Monthly Payments Certain Annuity Payout Option will be referred to as the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option.

•
For qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months.

The following section is added after the section titled What Annuity Payout Options are Available? in the Highlights section:

Can I defer my Annuity Commencement Date?

You may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the properly completed Annuity Commencement Date Deferral Option Form during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date (“Rider Effective Date”). For more information please see the section titled Annuity Commencement Date Deferral Option.

The section titled Fixed Accumulation Feature Transfer Restrictions is deleted and replaced with the following:

Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs.

If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the Rider Effective Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the Rider Effective Date will be automatically moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less. Any existing restriction on maximum amount transferrable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the Rider Effective Date. You may transfer amounts from existing Funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer. No more than 20% of any subsequent Premium Payments may be allocated to the Fixed Accumulation Feature.

Whether or not you elect the Deferral Option, if your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

The following is added as the last paragraph to the section titled Spousal Contract Continuation section:

If you elect the Deferral Option and if your Spouse continues the Contract after the Rider Effective Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.

The following is added after the table titled If death occurs before the Annuity Commencement Date in the section titled Who will receive the Death Benefit?:

If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the Rider Effective Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.

The following replaces the first paragraph under When do you want Annuity Payouts to begin? in the Annuity Payouts section:

You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is generally the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant’s 100th birthday.
The following paragraph is added as the second paragraph in the section titled 1. When do you want Annuity Payouts to begin? in the Annuity Payouts section:
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.

The following is added immediately below Life Annuity with 120, 180, or 240 Monthly Payments Certain in the sub-section titled 2. Which Annuity Payout Option do you want to use? in the Annuity Payouts section:

If you elect the Deferral Option, then between your Annuity Commencement Date and your Deferred Annuity Commencement Date, the following section replaces Life Annuity with 120, 180 or 240 Monthly Payments Certain:

Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 60, 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary or your Beneficiary may continue the Annuity Payouts.

The following is added at the end of the Automatic Annuity Payments bullet of the Important Information sub-section of the Annuity Payouts section:

For qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with 60, 120, 180, or 240 Monthly Payments Certain Annuity Payout Option with period certain payments for 60 months.

The following is added immediately below Life Annuity with 120, 180, or 240 Monthly Payments Certain in Appendix V - Series V of The Director Variable Annuity:

If you elect the Deferral Option, then between your Annuity Commencement Date and your Deferred Annuity Commencement Date, the following section replaces Life Annuity with 120, 180 or 240 Monthly Payments Certain:

Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain
We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a minimum of 60, 120, 180 or 240 months, as you elect. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of months, then the Commuted Value as of the date of the Annuitant’s death will be paid in one sum to the Beneficiary.

This Supplement should be retained with your Prospectus for future reference.

HV-7621 [D5-6]

Schedule I
Product-Specific Money Market Funds

Product                         Money Market Fund

The Director Series V                Invesco V.I. Money Market Fund
The Director Series VI                Invesco V.I. Money Market Fund
BB&T Director Series I                Invesco V.I. Money Market Fund
AmSouth Variable Annuity Series I            Invesco V.I. Money Market Fund
The Director Select Series I                Invesco V.I. Money Market Fund
The Director Choice Series I            Invesco V.I. Money Market Fund
Putnam Hartford Capital Manager Series IV    Putnam Money Market Fund
Putnam Hartford Capital Manager Series V    Putnam Money Market Fund
Select Dimensions Series I                Morgan Stanley Money Market Portfolio
Hartford Pathmaker Series I            Invesco V.I. Money Market Fund
Nations Variable Annuity Series I            Invesco V.I. Money Market Fund

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(3
(b) Form of Dealer Agreement.(2)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(1
	(4)	(b) Optional Death Benefit Enhancement Rider(6)
	(4)	(c) Amendatory Rider
	(5)	Form of Application.(1)
	(6)	(a) Certificate of Incorporation of Hartford.(4)
(b) Amended and Restated Bylaws of Hartford.(7)
	(7)	Reinsurance Agreements and Amendments
(a) AXA Corporate Solutions Life Reinsurance Company (HLA -- May 8, 2000)(6)
(b) PaineWebber Life Insurance Company (HLA)(6)
(c) PaineWebber Life Insurance Company (HL)(6)
	(8)	Fund Participation Agreements and Amendments
(a) Hartford HLS Series Fund II, Inc.(6
Hartford Series Fund, Inc.(6)

(b) Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(5)

(c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(5)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel to be filed by Amendment.
	(10)	Consents of Deloitte & Touche LLP to be filed by Amendment.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

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(1)	Incorporated by reference to Post-Effective Amendment No. 5, to the
Registration Statement File No. 033-56790, filed on May 1, 1995.

(2)	Incorporated by reference to Post Effective Amendment No. 6, to the
Registration Statement File No. 33-56790, filed on May 1, 1996.

(3)	Incorporated by reference to Post Effective Amendment No. 3, to the
Registration Statement File No. 333-148564, filed on February 9, 2009.

(4)	Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement File No. 333-136545 filed on May 1, 2009

(5)	Incorporated by reference to Post-Effective Amendment No. 9, to the
Registration Statement on Form N-4, File No. 333-148565, filed on May 3,
2010.

(6)	Incorporated by reference Post-Effective Amendment No. 28 to the
Registration Statement on Form N-4, File No. 33-56790, filed on April 23,
2012.

(7)	Incorporated by reference to Post-Effective Amendment No. 7 to the
Registration Statement File No. 333-176152, filed on April 25, 2014.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below (1)	Vice President
John B. Brady	Actuary, Vice President
Michael R. Chesman (1)	Senior Vice President, Director of Taxes
Robert A. Cornell (1)	Actuary, Vice President
Csaba Gabor (1)	Chief Compliance Officer of Separate Accounts
John W. Gallant	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson (1)	President, Chairman of the Board, Director*
Lisa S. Levin (1)	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar (1)	Senior Vice President, Director*
Robert W. Paiano (1)	Treasurer, Senior Vice President, Director*
Lisa M. Proch (1)	Chief Compliance Officer of Talcott Resolution, Vice President, Assistant General Counsel
David G. Robinson (1)	Executive Vice President, General Counsel
Peter F. Sannizzaro (1)	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert Siracusa (1)	Vice President

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Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*	Denotes Board of Directors.

(1)	Address: One Hartford Plaza, Hartford, CT 06155

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-176150, filed on April 20, 2015.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of June 30, 2015, there were 196,985 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account Ten

(b) Directors and Officers of HSD

POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER

Diana Benken                Chief Financial Officer, Controller/FINOP
Christopher S. Conner (1)            AML Compliance OFficer, Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (2)            President, Chief Executive Officer, Director
Aidan Kidney (3)                Chairman of the Board, Director
Kathleen E. Jorens (3)                Vice President, Assistant Treasurer
Robert W. Paiano (3)                Senior Vice President, Treasurer
Michael Chesman (3)                Senior Vice President, Director of Taxes
Andrew Diaz-Matos (3)             Vice President
Donald C. Hunt (3)                Vice President
Mark M. Sosha (3)                 Vice President
Jane Krajewski (4)                Director

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1) Address: 1500 Liberty Ridge Dr., Wayne, PA 19087
(2) Address: 500 Bielenberg Drive, Woodbury, MN 55125
(3) Address: One Hartford Plaza, Hartford, CT 06155
(4) Address: 1 Griffin Road North, Windsor, CT 06095-1512

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut
06089.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this
Registration Statement.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on September 17, 2015.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matther J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer,		Lisa Proch
Director* Attorney-in-Fact		Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President,	Date:	September 17, 2015
Chief Accounting Officer, Chief Financial Officer

EXHIBIT INDEX

(4)(d)	Amendatory Rider
(99)	Power of Attorney